UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number    811-5052

Value Line New York Tax Exempt Trust

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: January 31, 2009

Date of reporting period: July 31, 2008

Item I.  Reports to Stockholders.

INVESTMENT ADVISER	EULAV Asset Management, LLC (A Wholly-Owned Subsidiary of Value Line, Inc.) 220 East 42nd Street New York, NY 10017-5891

DISTRIBUTOR	Value Line Securities, Inc. 220 East 42nd Street New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co. 225 Franklin Street Boston, MA 02110

SHAREHOLDER SERVICING AGENT	State Street Bank and Trust Co. c/o BFDS P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq. 496 Valley Road Cos Cob, CT 06807

TRUSTEES	John W. Chandler Frances T. Newton Francis C. Oakley David H. Porter Paul Craig Roberts Thomas T. Sarkany Nancy-Beth Sheerr

OFFICERS	Mitchell E. Appel President Howard A. Brecher Vice President and Secretary Emily D. Washington Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

#542153

SEMI-ANNUAL REPORT

July 31, 2008

Value Line

New York

Tax Exempt Trust

Value Line New York Tax Exempt Trust

To Our Value Line New York

To Our Shareholders (unaudited):

For the six months ended July 31, 2008, the total return of the Value Line New York Tax Exempt Trust was –3.05%. The Lehman Brothers Municipal Bond Index reported a return of –0.85%. (1) for the six-month period ended July 31, 2008.

Sectors with higher quality, like general obligation and essential service revenue bonds, were the top performing groups in the Lehman Brothers Municipal Bond Index. Bonds with municipal bond insurance underperformed the market when it was revealed that the insurance companies had also insured Collateralized Debt Obligations (CDOs) and other speculative mortgage bonds. This put their triple A ratings in jeopardy. The current market recognizes that municipal bonds trade relative to the bonds highest rating, which is either its insurance or the underlying credit. As a result, all insured bonds declined in value, regardless of their underlying credit. The Value Line New York Tax Exempt Trust has decreased its holdings in insured bonds to 43 percent of its market value. At the beginning of the year, the Trust held 70 percent in insured securities. In addition, the underlying credit ratings of all of the bonds in the Trust are investment grade. The rating agencies have defined investment grade bonds as Baa or above by Moody’s or BBB or above by Standard & Poor’s. When the market begins to adjust its perception of insured municipal bonds, the New York Tax Exempt Trust is poised to perform well based on the underlying strength of the bonds in its portfolio. As of July 31, 2008, the Lehman Brothers Municipal Bond Index reported 12 percent of its market value was in insured bonds.

Going forward, the Trust will be trying to identify sectors that have suffered more price erosion than warranted and may offer buying opportunities. Two sectors that may offer solid price return potential are the transportation and electric sectors. The Trust may add to these sectors when market conditions warrant. Our goal remains to provide a maximum level of income exempt from all New York and Federal income taxes while avoiding undue risk to principal. Thank you for your investment with us.

Sincerely,

Mitchell Appel, President

September 18, 2008

(1)	The Lehman Brothers Municipal Bond Index is a total-return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.

Value Line New York Tax Exempt Trust

Tax Exempt Trust Shareholders

Economic Observations (unaudited)

The recession that many feared would evolve in the first half of this year has yet to officially take hold, as the nation’s gross domestic product, rather than contracting, actually showed improvement in the initial two quarters of this year, with an especially healthy 3.3% gain tallied in the April-through-June period. However, this positive pattern probably did not continue in the third quarter, when growth may have eased to about 1%, or less. Worse still, we think the combination of falling employment, rising joblessness, and further turmoil in the troubled housing market may cause GDP to contract modestly by the fourth quarter.

Moreover, we think the economy may fade further during next year’s opening period, thereby producing the nation’s first recession since 2001. We believe this downturn will prove rather mild and brief, with the recent decline in oil prices proving somewhat supportive. Our sense is that growth will return by about midyear. However, this possible business recovery could be modest and selective in its formative stages. We expect a more definitive recovery to emerge in 2010, with the help of a belated comeback in housing, falling unemployment, and gradually lower average energy prices.

Meanwhile, inflation, which had moved up due to earlier increases in oil, food, and commodity costs, may now start to moderate, thanks to the aforementioned drop in oil prices and the prospective downturn in the economy. Thereafter, absent a stronger long-term business upturn than we now forecast, inflation should be held in relative check through the early years of the next decade.

Value Line New York Tax Exempt Trust

TRUST EXPENSES (unaudited):

Example

As a shareholder of the Trust, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 through July 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 2/1/08	Ending account value 7/31/08	Expenses* paid during period 2/1/08 thru 7/31/08
Actual	$1,000.00	$969.50	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.23	$3.67

*	Expenses are equal to the Trust’s annualized expense ratio of 0.73%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line New York Tax Exempt Trust

Portfolio Highlights at July 31, 2008 (unaudited)

Ten Largest Holdings

Issue	Par	Value	Percentage of Net Assets
NYC Municipal Water Finance Authority, Water and Sewer Revenue, Revenue Bonds, Ser. DD, 5.00%, 6/15/32	$1,750,000	$1,766,205	9.1%
NYS Thruway Authority, Revenue Bonds, Second General Highway and Bridge Trust Fund, Ser. A, AMBAC Insured, 5.00%, 4/1/20	$1,285,000	$1,348,106	7.0%
Virgin Islands Public Finance Authority, Revenue Bonds, Gross Receipts Taxes, Ser. A, 6.38%, 10/1/19	$1,000,000	$1,053,660	5.4%
NYS Urban Development Corp., Refunding Service Contract, Revenue Bonds, 5.00%, 1/1/20	$1,000,000	$1,051,800	5.4%
NYS Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. D, 5.00%, 11/15/27	$990,000	$1,003,444	5.2%
NYS Dormitory Authority, Revenue Bonds, Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18	$920,000	$965,641	5.0%
NYS Dormitory Authority, Revenue Bonds, University of Rochester, Ser. A-2, MBIA-IBC Insured, 0.00%, 7/1/39	$1,000,000	$814,550	4.2%
NYC General Obligation Unlimited, Fiscal 2008, Ser. C-1, FSA Insured, 5.00%, 10/1/24	$755,000	$780,761	4.0%
NYC Transitional Finance Authority, Revenue Bonds, Subordinated Future Tax Secured, Ser. B, 5.00%, 11/1/23	$750,000	$780,682	4.0%
NYC Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2007, Ser. S-2, FGIC Insured, 5.00%, 7/15/23	$750,000	$765,533	4.0%

Asset Allocation — Percentage of Net Assets

Sector Weightings — Percentage of Total Municipal Securities

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)	Value

LONG-TERM MUNICIPAL SECURITIES (89.4%)
	NEW YORK CITY (21.2%)
$ 755,000	General Obligation Unlimited, Fiscal 2008, Ser. C-1, FSA Insured, 5.00%, 10/1/24	Aaa	$780,761
1,750,000	Municipal Water Finance Authority, Water and Sewer Revenue, Revenue Bonds, Ser. DD, 5.00%, 6/15/32	Aa3	1,766,205
750,000	Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2007, Ser. S-1, FGIC Insured, 5.00%, 7/15/23	A1	765,533
750,000	Transitional Finance Authority, Revenue Bonds, Subordinated Future Tax Secured, Ser. B, 5.00%, 11/1/23	Aa2	780,682
			4,093,181
	NEW YORK STATE (54.2%)
695,000	Bethlehem, Water Systems, General Obligation Unlimited, Refunding, AMT, FSA Insured, 5.25%, 3/1/15	Aaa	718,581
450,000	Convention Center Development Corp., Revenue Bonds, Hotel Unit Fee Secured, AMBAC Insured, 5.00%, 11/15/27	Aa3	449,415
	Dormitory Authority, Revenue Bonds:
920,000	Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18	Aaa	965,641
500,000	Court Facilities Lease, Ser. A, AMBAC Insured, 5.50%, 5/15/26	Aa3	540,890
500,000	Mental Health Services Facilities Improvement, Ser. B, AMBAC Insured, 5.00%, 2/15/25	Aa3	508,350
500,000	Mental Health Services Facilities, FSA-CR FGIC Insured, 5.00%, 8/15/17	Aaa	528,215
710,000	New York University, Ser. B, 5.00%, 7/1/29	Aa3	719,954
1,000,000	University of Rochester, Ser. A-2, MBIA-IBC Insured, 0.00%, 7/1/39 (1)	A2	814,550
300,000	White Plains Hospital Medical Center, FHA Insured, 4.63%, 2/15/18	AAA*	303,984
350,000	Environmental Facilities Corp., Personal Income Tax Revenue Bonds, Ser. A, 5.00%, 12/15/19	AAA*	368,260
525,000	Long Island Power Authority, Electric Systems Revenue Bonds, Gen. Ser. E, FGIC Insured, 5.00%, 12/1/22	A3	528,523
100,000	Nassau County, General Improvement, Ser. C, FSA Insured, 5.13%, 1/1/14	Aaa	105,171
1,285,000	Thruway Authority, Revenue Bonds, Second General Highway and Bridge Trust Fund, Ser. A, AMBAC Insured, 5.00%, 4/1/20	Aa3	1,348,106
500,000	Tobacco Settlement Financing Corp., Revenue Bonds, Asset Backed, Ser. A1, BHAC-CR AMBAC Insured, 5.25%, 6/1/21	Aaa	520,500

See Notes to Financial Statements.

Value Line New York Tax Exempt Trust

July 31, 2008

Principal Amount		Rating (unaudited)	Value
$ 990,000	Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. D, 5.00%, 11/15/27	Aa3	$1,003,444
1,000,000	Urban Development Corp., Refunding Service Contract, Revenue Bonds, Ser. B, 5.00%, 1/1/20	AA–*	1,051,800
			10,475,384
	PUERTO RICO (8.6%)
5,000,000	Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Capital Appreciation, Ser. A, AMBAC Insured, 0.00%, 7/1/43 (1)	Baa3	643,900
350,000	Public Buildings Authority, Government Facilities Revenue Bonds, Ser. J, AMBAC Insured, 5.00%, 7/1/36	Aa3	351,715
9,685,000	Sales Tax Financing, Corporate Sales Tax Revenue Bonds, Capital Appreciation, Ser. A, AMBAC Insured, 0.00%, 8/1/54 (1)	A1	672,042
			1,667,657
	VIRGIN ISLANDS (5.4%)
1,000,000	Public Finance Authority, Revenue Bonds, Gross Receipts Taxes, Ser. A, 6.38%, 10/1/19	Baa3	1,053,660
	TOTAL MUNICIPAL SECURITIES (89.4%) (Cost $18,120,483)		17,289,882
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (10.6%)		2,045,835
	NET ASSETS (100.0%)		$19,335,717
	NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($19,335,717 ÷ 2,125,598 shares outstanding)		$9.10

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s.

(1)	Zero coupon bond.

See Notes to Financial Statements.

Value Line New York Tax Exempt Trust

Statement of Assets and Liabilities
at July 31, 2008 (unaudited)

Assets:
Investment securities, at value (Cost — $18,120,483)	$17,289,882
Cash	1,894,006
Interest receivable	175,130
Receivable for securities sold	15,000
Prepaid expenses	627
Total Assets	19,374,645
Liabilities:
Dividends payable to shareholders	18,762
Payable for trust shares repurchased	42
Accrued expenses:
Advisory fee	6,312
Trustees’ fees and expenses	470
Other	13,342
Total Liabilities	38,928
Net Assets	$19,335,717
Net assets consist of:
Shares of beneficial interest, at $0.01 par value (authorized unlimited, outstanding 2,125,598 shares)	$21,256
Additional paid-in capital	20,610,760
Distributions in excess of net investment income	(18,497)
Accumulated net realized loss on investments	(447,201)
Net unrealized depreciation on investments	(830,601)
Net Assets	$19,335,717
Net Asset Value, Offering and Redemption Price per Outstanding Share ($19,335,717 ÷ 2,125,598 shares of beneficial interest outstanding)	$9.10

Statement of Operations
for the Six Months Ended July 31, 2008 (unaudited)

Investment Income:
Interest	$414,820
Expenses:
Advisory fee	59,662
Service and distribution plan fees	24,859
Custodian fees	17,351
Printing and postage	11,206
Auditing and legal fees	8,596
Transfer agent fees	5,286
Registration and filing fees	895
Trustees’ fees and expenses	727
Insurance	596
Other	3,527
Total Expenses Before Custody Credits and Fees Waived	132,705
Less: Advisory Fee Waived	(22,373)
Less: Service and Distribution Plan Fees Waived	(24,859)
Less: Custody Credits	(13,131)
Net Expenses	72,342
Net Investment Income	342,478
Net Realized and Unrealized Loss on Investments:
Net Realized Loss	(412,014)
Change in Net Unrealized Appreciation/(Depreciation)	(562,803)
Net Realized Loss and Change in Net Unrealized Appreciation/(Depreciation) on Investments	(974,817)
Net Decrease in Net Assets from Operations	$(632,339)

See Notes to Financial Statements.

Value Line New York Tax Exempt Trust

Statement of Changes in Net Assets
for the Six Months Ended July 31, 2008 (unaudited) and for the Year Ended January 31, 2008

	Six Months Ended July 31, 2008 (unaudited)	Year Ended January 31, 2008
Operations:
Net investment income	$342,478	$840,011
Net realized loss on investments	(412,014)	(35,187)
Change in net unrealized appreciation/(depreciation)	(562,803)	(326,476)
Net increase/(decrease) in net assets from operations	(632,339)	478,348
Distributions to Shareholders:
Net investment income	(342,468)	(840,004)
Net realized gain from investment transactions	—	(21,867)
Total Distributions	(342,468)	(861,871)
Trust Share Transactions:
Proceeds from sale of shares	299,878	779,723
Proceeds from reinvestment of distributions to shareholders	222,548	569,998
Cost of shares repurchased	(1,527,951)	(2,456,534)
Net decrease in net assets from Trust share transactions	(1,005,525)	(1,106,813)
Total Decrease in Net Assets	(1,980,332)	(1,490,336)
Net Assets:
Beginning of period	21,316,049	22,806,385
End of period	$19,335,717	$21,316,049
Distributions in excess of net investment income, at end of period	$(18,497)	$(18,507)

See Notes to Financial Statements.

Value Line New York Tax Exempt Trust

Notes to Financial Statements (unaudited)

1.	Significant Accounting Policies

Value Line New York Tax Exempt Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Trust is to provide New York taxpayers with the maximum income exempt from New York State, New York City, and federal income taxes, while avoiding undue risk to principal. The Trust will invest primarily in New York State municipal and public authority debt obligations. The ability of the issuers of the securities held by the Trust to meet their obligations may be affected by economic or political developments in New York State and New York City as well as other regions in which the Trust may invest. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A)    Security Valuation:    The Trust’s investments are valued each business day by an independent pricing service (the “Service”) approved by the Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market, are valued at quotations obtained by the Service from dealers in such securities. Other investments are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions.

Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued in good faith at their fair value using methods determined by the Trustees.

(B)    Fair Value Measurements: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective February 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the six months ended July 31, 2008 maximized the use of observable inputs and minimized the use

Value Line New York Tax Exempt Trust

July 31, 2008

of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$—	—
Level 2 — Other Significant Observable Inputs	17,289,882	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$17,289,882	—

*	Other financial instruments include futures, forwards and swap contracts.

For the period ended 7/31/08, there were no Level 1 or 3 investments.

(C)    Distributions:    It is the policy of the Trust to distribute all of its investment income to shareholders. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays, and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(D)    Federal Income Taxes:    It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(E)    Security Transactions:    Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(F)    Representations and Indemnifications:    In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Value Line New York Tax Exempt Trust

Notes to Financial Statements (unaudited)

2.	Trust Share Transactions and Distributions to Shareholders

Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2008 (unaudited)	Year Ended January 31, 2008
Shares sold	32,525	80,870
Shares issued to shareholders in reinvestment of dividends	24,391	59,162
Shares repurchased	(164,381)	(255,111)
Net decrease	(107,465)	(115,079)
Dividends per share from net investment income	$0.1582	$0.3634
Distributions per share from net realized gains	$—	$0.0095

3.	Purchases and Sales of Securities

Purchases and sales of municipal securities, excluding short-term securities, were as follows:

Six Months Ended July 31, 2008 (unaudited)
Purchases:
Long-term obligations	$8,485,983
Maturities or Sales:
Long-term obligations	$10,337,861

4.	Income Taxes (unaudited)

At July 31, 2008, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$18,120,483
Gross tax unrealized appreciation	$77,288
Gross tax unrealized depreciation	(907,889)
Net tax unrealized depreciation on investments	$(830,601)
Capital loss carryforward, expires January 31, 2016	$35,187

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

On June 30, 2008, Value Line, Inc. reorganized its investment management division into EULAV Asset Management, LLC (“EULAV”), a newly formed, wholly-owned subsidiary. As part of the reorganization, each advisory agreement was transferred from Value Line, Inc. to EULAV and EULAV replaced Value Line, Inc. as the Fund’s investment adviser. The portfolio managers, who are now employees of EULAV, have not changed as a result of the reorganization.

An advisory fee of $59,662 was paid or payable to Value Line, Inc. or EULAV, the Trust’s investment adviser, (the “Adviser”) for the six months ended July 31, 2008. This was computed at an annual rate of 0.60% of the Trust’s average daily net assets. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trustees, to act as officers of the Trust and pays their salaries and wages. Direct expenses of the Trust are charged to the Trust while common expenses of the Value Line Funds, are allocated proportionately based upon the Funds’ respective net assets. The Trust bears all other costs and expenses in its operation. Effective June 1, 2007 and

Value Line New York Tax Exempt Trust

July 31, 2008

2008, the Adviser contractually agreed to reduce the Trust’s advisory fee by 0.225% for one year periods. The fees waived amounted to $22,373 for the six months ended July 31, 2008. The Adviser has no right to recoup previously waived amounts.

The Trust has a Service and Distribution Plan (the “Plan”). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of Value Line, Inc., for advertising, marketing and distributing the Trust’s shares and for servicing the Trust’s shareholders at an annual rate of 0.25% of the Trust’s average daily net assets. Fees amounting to $24,859, before fee waivers, were accrued under the Plan for the six months ended July 31, 2008. Effective June 1, 2007 and 2008, the Distributor contractually agreed to waive the 12b-1 fee for one year periods. For the six months ended July 31, 2008, the fees waived amounted to $24,859. The Distributor has no right to recoup previously waived amounts.

For the six months ended July 31, 2008, the Trust’s expenses were reduced by $13,131 under a custody credit arrangement with the custodian.

Certain officers, employees and a director of Value Line, Inc., and the Distributor, are also officers and a Trustee of the Trust. At July 31, 2008, the officers and Trustee as a group owned 842 shares of beneficial interest in the Trust, representing less than 1% of the outstanding shares.

6.	Other

By letter dated June 15, 2005, the staff of the Northeast Regional Office of the Securities and Exchange Commission (“SEC”) informed Value Line that it was conducting an investigation in the matter of Value Line Securities. VLI has supplied numerous documents to the SEC in response to its requests and various individuals, including employees and former employees of VLI, directors of the funds and others, have provided testimony to the SEC. On May 8, 2008, the SEC issued a formal order of private investigation regarding whether VLS’ brokerage charges and related expense reimbursements from the funds during periods prior to 2005 were excessive and whether adequate disclosure was made to the SEC and the boards of directors and shareholders of the funds. Thereafter, certain officers of VLI, who are former officers of the funds, asserted their constitutional privilege not to provide testimony. VLI’s management believes that the SEC is nearing completion of its investigation and has informed the funds that VLI intends to seek to settle this matter with the SEC. Further, although management of VLI cannot determine the outcome, it reasonably believes that there are no loss contingencies that should be accrued or disclosed in any fund’s financial statements and that the resolution of the SEC matter is not likely to have a materially adverse effect on the ability of the Adviser or VLS to perform their respective contracts with the funds.

Value Line New York Tax Exempt Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

			Years Ended January 31,					Years Ended on Last Day of February,
	Six Months Ended July 31, 2008 (unaudited)		2008	2007	2006	Eleven Months Ended January 31, 2005*		2004	2003
Net asset value, beginning of period	$9.55		$9.71	$9.69	$10.19	$10.41		$10.47	$10.25
Income from investment operations:
Net investment income	0.16		0.36	0.36	0.29	0.27		0.31	0.35
Net gains or (losses) on securities (both realized and unrealized)	(0.45)		(0.15)	0.03	(0.20)	(0.07)		0.14	0.39
Total from investment operations	(0.29)		0.21	0.39	0.09	0.20		0.45	0.74
Less distributions:
Dividends from net investment income	(0.16)		(0.36)	(0.36)	(0.29)	(0.27)		(0.31)	(0.35)
Distributions from net realized gains	—		(0.01)	(0.01)	(0.30)	(0.15)		(0.20)	(0.17)
Total distributions	(0.16)		(0.37)	(0.37)	(0.59)	(0.42)		(0.51)	(0.52)
Net asset value, end of period	$9.10		$9.55	$9.71	$9.69	$10.19		$10.41	$10.47
Total return	(3.05	)%(3)	2.23%	4.02%	0.94%	1.99	%(3)	4.51%	7.38%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$19,336		$21,316	$22,806	$24,921	$25,784		$29,012	$29,432
Ratio of expenses to average net assets(1)	1.33	%(4)	1.12%	1.21%	1.39%	1.40	%(4)	1.37%	1.29%
Ratio of expenses to average net assets(2)	0.73	%(4)	0.58%	0.73%	1.33%	1.40	%(4)	1.37%	1.29%
Ratio of net investment income to average net assets	3.44	%(4)	3.77%	3.67%	2.91%	2.86	%(4)	3.03%	3.39%
Portfolio turnover rate	47	%(3)	45%	139%	131%	72	%(3)	61%	53%

*	The Trust changed its fiscal year from February to January 31.

(1)	Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the fee waivers, would have been 1.20% (annualized), 1.05%, 1.18%, 1.37%, 1.40% (annualized), 1.37% and 1.28 % as of July 31, 2008, January 31, 2008, January 31, 2007, January 31, 2006, January 31, 2005, February 29, 2004 and February 28, 2003, respectively.

(2)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of a portion of the service and distribution plan fees by the Distributor.

(3)	Not annualized.

(4)	Annualized.

See Notes to Financial Statements.

Value Line New York Tax Exempt Trust

Factors Considered by the Board in Approving the Investment Advisory Agreement for Value Line New York Tax Exempt Trust (unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees, including a majority of Trustees who are not interested persons of the Value Line New York Tax Exempt Trust (the “Fund”), as that term is defined in the 1940 Act (the “Independent Trustees”), annually to consider the investment advisory agreement (the “Agreement”) between the Fund and its investment adviser, Value Line, Inc. (“Value Line”). As required by the 1940 Act, the Board requested and Value Line provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Trustees met in executive sessions separately from the non-Independent Trustee of the Fund and any officers of Value Line. In selecting Value Line and approving the continuance of the Agreement, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees.

Both in the meetings which specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Trustees, received materials relating to Value Line’s investment and management services under the Agreement. These materials included information on (i) the investment performance of the Fund, compared to a peer group of funds consisting of the Fund and all retail and institutional New York municipal debt funds regardless of asset size or primary channel of distribution (the “Performance Universe”), and its benchmark index, each as classified by Lipper Inc., an independent evaluation service (“Lipper”); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund’s shares; (v) the allocation of the Fund’s brokerage (none of which was effected through any affiliate of Value Line); and (vi) the overall nature, quality and extent of services provided by Value Line.

As part of the review of the continuance of the Agreement, the Board requested, and Value Line provided, additional information in order to evaluate the quality of Value Line’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Trustees reviewed information, which included data comparing: (i) the Fund’s management fee rate, transfer agent and custodian fee rates, service fee (including 12b-1 fees) rates, and the rate of the Fund’s other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 14 other retail front-end load and no-load New York municipal debt funds, as selected objectively by Lipper (“Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other retail front-end load and no-load New York Municipal debt funds (excluding outliers), as selected objectively by Lipper (“Expense Universe”); (ii) the Fund’s expense ratio to those of its Expense Group and Expense Universe; and (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the Lipper New York Muni Debt Fund Index (the “Lipper Index”). In the separate executive session, the Independent Trustees also reviewed information regarding: (a) Value Line’s financial results and condition, including Value Line’s and certain of its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (b) the Fund’s current investment management staffing; and (c) the Fund’s potential for achieving economies of scale. In support of its review

[1]	On June 30, 2008, Value Line, Inc., the Fund’s former investment adviser, reorganized its investment management division into EULAV Asset Management, LLC, a newly formed wholly-owned subsidiary located at 220 East 42nd Street, New York, NY 10017. As part of the reorganization, the Fund’s investment advisory agreement was transferred from Value Line to EULAV and EULAV replaced Value Line as the Fund’s investment adviser. Value Line, Inc. is referred to as the investment adviser in this document because at the time of the meeting of the Board of Directors discussed herein Value Line, Inc. remained the Fund’s investment adviser.

Value Line New York Tax Exempt Trust

Factors Considered by the Board in Approving the Investment Advisory Agreement for Value Line New York Tax Exempt Trust (unaudited)

of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance.    The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund outperformed the average performance of the Performance Universe and equaled the performance of the Lipper Index for the one-year period ended December 31, 2007. The Board also noted that the Fund’s performance for the three-year, five-year and ten-year periods ended December 31, 2007 was below the performance of both the Performance Universe average and the Lipper Index.

Value Line’s Personnel and Methods.    The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, seeking to achieve the Fund’s investment objective and adhering to the Fund’s investment strategy. The Independent Trustees also engaged in discussions with Value Line’s senior management responsible for the overall functioning of the Fund’s investment operations. Based on this review, the Board concluded that the Fund’s management team and Value Line’s overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses.    The Board considered Value Line’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Board noted that, effective March 7, 2006, Value Line agreed with the Board to waive a portion of the Fund’s management fee, thereby reducing the management fee rate from 0.60% to 0.375% of the Fund’s average daily net assets. In addition, the Board and Value Line agreed that the management fee waiver, as described above, for the one-year period ended May 31, 2008, would be contractually imposed so that it could not be changed without the Board’s approval during such period. The Board and Value Line agreed to extend this waiver through May 31, 2009. The Board noted that the Fund’s management fee rate for the most recent fiscal year (after giving effect to the contractual management fee waiver) was less than that of the Expense Universe average and slightly more than that of the Expense Group average. Based on these factors, the Board determined that the Fund’s management fee rate payable to Value Line under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable.

The Board also considered that the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that, effective December 2, 2005, Value Line Securities, Inc., the Fund’s principal underwriter, previously agreed with the Board to waive all of the Fund’s Rule 12b-1 fee, thereby reducing the Fund’s Rule 12b-1 fee rate from 0.25% to 0.00% of the Fund’s average daily net assets. In addition, Value Line Securities, Inc. and the Board previously agreed that Value Line Securities, Inc. would contractually waive all of the Fund’s Rule 12b-1 fee for the one-year period ended May 31, 2008 and that Value Line Securities, Inc. and the Board have currently agreed to extend this contractual 12b-1 fee waiver through May 31, 2009. As a result of these Rule 12b-1 fee waivers and the management fee waivers, the Board noted that the Fund’s total expense ratio (after giving effect to these waivers) was less than that of both the Expense Group average and the Expense Universe average. The Board concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year.

Value Line New York Tax Exempt Trust

Factors Considered by the Board in Approving the Investment Advisory Agreement for Value Line New York Tax Exempt Trust (unaudited)

Nature and Quality of Other Services.    The Board considered the nature, quality, cost and extent of other services provided by Value Line and its affiliate, Value Line Securities, Inc., the Fund’s principal underwriter. At meetings held throughout the year, the Board reviewed the effectiveness of Value Line’s overall compliance program, as well as the services provided by Value Line Securities, Inc. The Board also reviewed the services provided by Value Line and its affiliate in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliate were satisfactory, reliable and beneficial to the Fund’s shareholders.

Profitability.    The Board considered the level of Value Line’s profits with respect to the management of the Fund, including the impact of certain actions taken during prior years. These actions included Value Line’s review of its methodology in allocating certain of its costs to the management of each fund, Value Line’s reduction (voluntary in some instances and contractual in other instances) of management and/or Rule 12b-1 fees for certain funds, Value Line’s termination of the use of soft dollar research, and the cessation of trading through its affiliate, Value Line Securities, Inc. Based on a review of these actions and Value Line’s overall profitability, the Board concluded that Value Line’s profits from management of the Fund, including the financial results derived from the Fund, were within a range the Board considered reasonable.

Other Benefits.    The Board also considered the character and amount of other direct and incidental benefits received by Value Line and its affiliates from their association with the Fund. The Board concluded that potential “fall-out” benefits that Value Line and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale.    The Board noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by Value Line and its Affiliates.    In addition to comparing the Fund’s management fee rate to unaffiliated mutual funds included in the Fund’s Expense Group and Expense Universe, the Board was informed by Value Line that Value Line and its affiliates do not manage any investment companies comparable to the Fund.

Conclusion.    The Board, in light of Value Line’s overall performance, considered it appropriate to continue to retain Value Line as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Fund’s Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.

Value Line New York Tax Exempt Trust

Management of the Trust

MANAGEMENT INFORMATION

The business and affairs of the Trust are managed by the Trust’s officers under the direction of the Board of Trustees. The following table sets forth information on each Trustee and Officer of the Trust. Each Trustee serves as a director or trustee of each of the 14 Value Line Funds. Each Trustee serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Interested Trustee*
Thomas T. Sarkany Age 62	Director	Since 2008	Mutual Fund Marketing Director of Value Line Securities, Inc. (the “Distributor”).	None
Non-Interested Trustees
John W. Chandler 1611 Cold Springs Road Williamstown, MA 01267 Age 84	Trustee (Lead Independent Trustee since 2007)	Since 1991	Consultant, Academic Search Consultation Service, Inc. 1992–2004; Trustee Emeritus and Chairman (1993–1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None
Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 66	Trustee	Since 2000	Retired. Customer Support Analyst, Duke Power Company until 2007.	None
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 76	Trustee	Since 2000
Professor of History, Williams College (1961 to 2002); Professor Emeritus since 2002; President Emeritus since 1994 and President (1985–1994); Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 72	Trustee	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President (1987–1998).	None

Value Line New York Tax Exempt Trust

Management of the Trust

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 68	Trustee	Since 1987	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 58	Trustee	Since 1996	Senior Financial Advisor, Veritable L.P. (investment adviser) since 2004; Senior Financial Advisor, Hawthorn (2001–2004).	None
Officers
Mitchell E. Appel Age 37	President	Since 2008
President of each of the 14 Value Line Funds since June 2008; Chief Financial Officer of Value Line since April 2008 and from September 2005 to November 2007; Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial officer of Circle Trust Company from 2003 through May 2005; Chief Financial Officer of the Distributor since April 2008.

Howard A. Brecher Age 54	Vice President and Secretary	Since 2008
Vice President and Secretary of each of the 14 Value Line Funds since June 2008; Vice President, Secretary and a Director of Value Line; Vice President of the Distributor and Secretary since June 2008; Vice President, Secretary, Treasurer, General Counsel and a Director of Arnold Bernhard & Co., Inc.

Emily D. Washington Age 29	Treasurer	Since 2008
Associate Director of Mutual Fund Accounting at Value Line until August 2008; Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of the Value Line Funds since August 2008.

*	Mr. Sarkany is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Distributor.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

The Trust’s Statement of Additional Information (SAI) includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling 1-800-243-2729.

Value Line New York Tax Exempt Trust

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Trust voted these proxies during the most recent 12-month period ended June 30 is available through the Trust’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line New York Tax Exempt Trust

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Value Line New York Tax Exempt Trust

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Value Line New York Tax Exempt Trust

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Value Line New York Tax Exempt Trust

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — The Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

(a)

(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940  (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By

/s/ Mitchell E. Appel

Mitchell E. Appel, President

Date:

October 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Mitchell E. Appel

Mitchell E. Appel, President, Principal Executive Officer

By:

/s/ Emily D. Washington

Emily D. Washington, Treasurer, Principal Financial Officer

Date:

October 6, 2008